Interest and Finance Costs, net (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Interest And Finance Costs Net
Interest expense	$ 10,953	$ 9,970	$ 20,783	$ 20,251
Less: Interest capitalized	(270)	(183)	(498)	(354)
Interest expense, net	10,683	9,787	20,285	19,897
Bunkers swap, put and call options cash settlements	0	17	(9,912)	464
Amortization of loan fees	756	871	1,992	1,822
Bank charges	81	64	85	99
Discount of long-term receivables, net	33	482	414	528
Change in fair value of non-hedging financial instruments	(561)	(3,696)	1,428	(8,242)
Net total	$ 10,992	$ 7,525	$ 14,292	$ 14,568